Right-of-Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Right-Of-Use Assets and Lease Liabilities [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Right-of-use assets
Balance brought forward	213,761	739,244	175,488
Less: Amortization	(190,487)	(143,079)	(33,965)
Termination of right-of-use asset	(142,507)	—	—
Add: New lease recognized	858,477	—	—
Balance carried forward	739,244	596,165	141,523

Lease liabilities
Balance brought forward	215,647	747,819	177,524
Add: Imputed interest	24,391	19,703	4,677
Less: Principal repayment	(205,000)	(156,000)	(37,032)
Termination of lease liability	(145,696)	—	—
Add: New lease recognized	858,477	—	—
Balance carried forward	747,819	611,522	145,169
Future minimum lease payments together with the present value of net minimum lease payments are as follows:
Minimum lease payment:
Not later than one (1) year	312,000	312,000	74,065
Later than one (1) year and not later than five (5) years	494,000	338,000	80,238
	806,000	650,000	154,303
Less: Future interest charges	(58,181)	(38,478)	(9,134)
Present value of lease payment	747,819	611,522	145,169

Repayment as follows:
Lease liabilities current portion	276,524	284,499	67,537
Lease liabilities non-current portion	471,295	327,023	77,632
	747,819	611,522	145,169

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	190,487	143,079	33,965
Interest expense on lease liabilities	24,391	19,703	4,677
Extinguishment of right-of-use assets and liabilities	(3,188)	—	—
Expense relating to short-term leases and leases of low-value assets	12,499	53,943	12,805
Total	224,189	216,725	51,447